Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserves [member]	Accumulated Losses [member]
At the beginning of reporting period, amount at Jun. 30, 2018	$ 33,521,927	$ 213,232,719	$ 64,874,040	$ (244,584,832)
Shareholders Equity [line items]
Other comprehensive income (loss) for the year, net of tax	558,415	0	558,415	0
Loss after income tax expense for the year	(18,343,984)	0	0	(18,343,984)
Total comprehensive income/(loss) for the year	(17,785,569)	0	558,415	(18,343,984)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	4,335,025	4,335,025	0	0
Exercise of Warrants net of transaction costs	2,734,346	2,043,359	0	690,987
Employee share based payment	1,581,987	0	1,581,987	0
Exercise of vested performance rights	0	1,480,488	(1,480,488)	0
At reporting date, amount at Jun. 30, 2019	24,387,716	221,091,591	65,533,954	(262,237,829)
Shareholders Equity [line items]
Other comprehensive income (loss) for the year, net of tax	99,957	0	99,957	0
Loss after income tax expense for the year	(13,468,232)	0	0	(13,468,232)
Total comprehensive income/(loss) for the year	(13,368,275)	0	99,957	(13,468,232)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	20,555,622	20,555,622	0	0
Employee share based payment	1,724,282	0	1,724,282	0
Exercise of vested performance rights	0	1,343,294	(1,343,294)	0
At reporting date, amount at Jun. 30, 2020	33,299,345	242,990,507	66,014,899	(275,706,061)
Shareholders Equity [line items]
Other comprehensive income (loss) for the year, net of tax	(580,408)	0	(580,408)	0
Loss after income tax expense for the year	(29,902,624)	0	0	(29,902,624)
Total comprehensive income/(loss) for the year	(30,483,032)	0	(580,408)	(29,902,624)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	41,172,232	41,172,232	0	0
Conversion of Convertible Notes	7,434,191	12,092,937	(31,073,830)	26,415,084
Exercise of Warrants net of transaction costs	20,146,716	15,595,335	0	4,551,381
Employee share based payment	1,702,159	0	1,702,159	0
Exercise of vested performance rights	0	1,571,294	(1,571,294)	0
At reporting date, amount at Jun. 30, 2021	$ 73,271,611	$ 313,422,305	$ 34,491,526	$ (274,642,220)